5. CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Capital Leases Tables
Schedule of capital leases
Consideration	$(2,125,000)
Leased vessel	$(2,333,072)
Capital lease obligation	$1,684,242
Vessel	$2,773,830